Loans and Allowance for Credit Losses - Commercial Loans by Industry Group and Geography Excluding Covered Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loans by Industry Group and Geography [Line Items]
Commercial	$ 88,402	$ 80,377
Commercial, percentage	100.00%	100.00%
California [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 11,253	$ 9,961
Commercial, percentage	12.70%	12.40%
Colorado [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,930	$ 3,528
Commercial, percentage	4.50%	4.40%
Illinois [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,636	$ 4,108
Commercial, percentage	5.30%	5.10%
Minnesota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 7,166	$ 6,316
Commercial, percentage	8.10%	7.90%
Missouri [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,309	$ 2,832
Commercial, percentage	3.80%	3.50%
Ohio [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,063	$ 3,534
Commercial, percentage	4.60%	4.40%
Oregon [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,938	$ 2,130
Commercial, percentage	2.20%	2.60%
Washington [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,219	$ 3,237
Commercial, percentage	3.60%	4.00%
Wisconsin [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 2,936	$ 3,090
Commercial, percentage	3.30%	3.80%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,543	$ 4,400
Commercial, percentage	5.10%	5.50%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,106	$ 4,949
Commercial, percentage	5.80%	6.20%
Idaho, Montana, Wyoming [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,427	$ 1,475
Commercial, percentage	1.60%	1.80%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,280	$ 2,951
Commercial, percentage	3.70%	3.70%
Total Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 56,806	$ 52,511
Commercial, percentage	64.30%	65.30%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 15,819	$ 14,036
Commercial, percentage	17.90%	17.50%
All Other States [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 15,777	$ 13,830
Commercial, percentage	17.80%	17.20%
Total Outside Company's Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 31,596	$ 27,866
Commercial, percentage	35.70%	34.70%
Manufacturing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 13,404	$ 12,261
Commercial, percentage	15.20%	15.30%
Real Estate, Rental and Leasing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 9,514	$ 7,779
Commercial, percentage	10.80%	9.70%
Finance and Insurance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 8,288	$ 7,799
Commercial, percentage	9.40%	9.70%
Wholesale Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 8,069	$ 7,350
Commercial, percentage	9.10%	9.10%
Retail Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 6,846	$ 6,428
Commercial, percentage	7.70%	8.00%
Healthcare and Social Assistance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,802	$ 5,280
Commercial, percentage	6.60%	6.60%
Public Administration [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,190	$ 4,033
Commercial, percentage	4.70%	5.00%
Information [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,542	$ 2,702
Commercial, percentage	4.00%	3.40%
Professional, Scientific and Technical Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,493	$ 3,121
Commercial, percentage	4.00%	3.90%
Transport and Storage [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,262	$ 2,941
Commercial, percentage	3.70%	3.70%
Educational Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 2,791	$ 2,286
Commercial, percentage	3.20%	2.80%
Arts, Entertainment and Recreation [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 2,772	$ 2,493
Commercial, percentage	3.10%	3.10%
Mining [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 2,208	$ 2,604
Commercial, percentage	2.50%	3.20%
Agriculture, Forestry, Fishing and Hunting [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,721	$ 1,642
Commercial, percentage	1.90%	2.00%
Other Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,703	$ 1,449
Commercial, percentage	1.90%	1.80%
Utilities [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,435	$ 1,404
Commercial, percentage	1.60%	1.70%
Other [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 9,362	$ 8,805
Commercial, percentage	10.60%	11.00%